FINANCIAL EXPENSE (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL EXPENSE (INCOME), NET [Abstract]
Schedule of Financial Loss (Income)
	Year ended
	December 31,
	2016	2015	2014

Financial income:
Interest income on short-term deposits	$(10)	$(46)	$(111)
Foreign currency adjustments gains and other	-	(9)	(3)
Revaluation of Debentures and Warrants related to share purchase agreement, net	(14)	-	(79)

Total financial income:	(24)	(55)	(193)

Financial expenses:
Bank and interest expenses	43	48	39
Foreign currency adjustments losses	12	-	408
Revaluation of warrants related to share purchase agreement, net	-	1,051	-
Issuance expenses of Debentures and Warrants classified as liabilities related to share purchase agreements	572	561	-
Foreign exchange futures transactions and others	-	-	5

Total financial expenses:	627	1,660	452

Financial expense (income), net	$603	$1,605	$259